Business combinations - Additional Information (Detail) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Jan. 01, 2022	Dec. 14, 2021	Apr. 30, 2021
Wiggle Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Cash Consideration							€ 236.0
Acquisition related costs				€ 0.2	€ 3.6
Goodwill							380.4
Impairment losses on goodwill				243.7
Revenue of acquiree since acquisition date			€ 223.8
Profit of acquiree since acquisition date			123.1
Revenue of combined entity as if combination occurred at beginning of period			295.9
Profit of combined entity as if combination occurred at beginning of period			€ 175.8
Equity Consideration							274.8
Wiggle Group | CGU Group Internetstores
Disclosure of detailed information about business combination [line items]
Goodwill							€ 61.2
Tennis Express
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						66.66%
Cash Consideration						€ 3.6
Acquisition related costs				€ 0.1	0.3
Goodwill						21.4
Revenue of acquiree since acquisition date		€ 44.5
Profit of acquiree since acquisition date		6.8
Revenue of combined entity as if combination occurred at beginning of period		59.3
Profit of combined entity as if combination occurred at beginning of period		€ 8.3
Equity Consideration						€ 16.9
Tennis Express | Put call option
Disclosure of detailed information about business combination [line items]
Percentage of remaining non controlling interests obligated to be acquired under options						33.34%
Tennis Express | Put option
Disclosure of detailed information about business combination [line items]
Liabilities incurred						€ 10.8
Midwest Sports Supply LLC.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								60.61%
Cash Consideration								€ 7.7
Acquisition related costs					€ 0.4
Goodwill								€ 11.0
Revenue of acquiree since acquisition date	€ 16.5
Profit of acquiree since acquisition date	0.5
Revenue of combined entity as if combination occurred at beginning of period	35.9
Profit of combined entity as if combination occurred at beginning of period	€ 2.5
Midwest Sports Supply LLC. | Put call option
Disclosure of detailed information about business combination [line items]
Percentage of remaining non controlling interests obligated to be acquired under options								39.39%
Midwest Sports Supply LLC. | Put option
Disclosure of detailed information about business combination [line items]
Liabilities incurred								€ 5.5